Derivatives and fair value measurements (Tables)	6 Months Ended
Jun. 30, 2013
Derivatives and fair value measurements [Abstract]
Interest Rate Swap Information
	Interest Rate Index	Principal Amount	Fair Value/Carrying Amount of Liability	Weighted-average remaining term	Fixed Interest Rate

U.S. Dollar-denominated Interest Rate Swap	Euribor	$6,281	$478	12.76	2.35%

Schedule Of Derivate Instruments Statements Of Financial Position Location
		As of
	Balance Sheet Location	December 31, 2012	June 30, 2013

Fuel pricing contracts	Derivative assets, current	-	21
	Derivative liabilities, current	3
Interest rates contracts	Derivative liabilities, non-current	632	478

Effect of Derivative Instruments on the Consolidated Statements of Operations
Income/ (Loss)	Statements of Income Location	Six months ended June 30,
		2012	2013

Fuel pricing contracts	Cost of revenue - third parties	(4,199)	(284)
Interest rate contracts	Interest and finance cost	(221)	102
Total		(4,420)	(182)

Fair value measurements
		Fair value measurements at June 30, 2013
Assets/ (Liabilities)	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest Rate Swap	(478)	-	(478	)-
Fuel pricing contracts	21	-	21	-

Total	(457)	-	(457)	-

		Fair value measurements at December 31, 2012
Liabilities	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest Rate Swap	632	-	632	-
Fuel pricing contracts	3	-	3	-

Total	635	-	635	-